As filed with the Securities and Exchange Commission on March 1, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31, 2023

Date of reporting period: January 1, 2023 – December 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Lisanti Small
Cap Growth Fund
Annual Report
December 31, 2023

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2023
1
Dear Shareholder,
For the time period January 1, 2023-December 31, 2023 (the “period”), the Lisanti Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index. The Energy, Utilities and Materials sectors were of benefit to the portfolio, while the Industrials, Information Technology and Health Care sectors were of detriment to the portfolio.
This has been one of the most difficult years for our investment process. We examined not only sector attribution, but we did a review of factor analysis to understand what occurred. Factor analysis looks at various drivers of stock performance. Our analysis indicated that the following factors drove performance in the benchmark during the period:
Source: Bloomberg factor analysis
We believe that stock prices follow fundamentals; if companies are beating estimates, we believe the stocks should outperform. The extent of this outperformance will vary, year to year and market to market, but
• Higher market capitalization stocks outperformed. While we had an overweight in those stocks that are $6 billion and above, the majority of the portfolio was in market capitalizations below that. Higher market capitalization stocks outperformed. While we had an overweight in those stocks that are $6 billion and above, the majority of the portfolio was in market capitalizations below that, and those market capitalizations proved difficult as the stock market did not broaden out.
• Value and stock buybacks were one of the most important factors in performance during the year. Our strategy seeks companies with above average earnings growth potential and these types of companies tend to have higher valuations. Thus, we were not focused on “value”, nor were we necessarily be focused on identifying companies that are buying back their stocks.
• Higher volatility (beta) stocks outperformed. As you know, we have historically had a beta equal to or slightly less than the index.
• Positive earnings revisions were not effective as a driver of performance, and stock price momentum was negative. One of the main components of our process is that we seek companies that have positive earnings revisions. Historically, we have seen a correlation between positive earnings revisions and stock price performance, or stock price momentum.
That was not evident in 2023.
• Quality underperformed; we have a quality bias to our stock selection.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2023
2
to us this is a central tenet of growth investing. For most of 2023, based on the factor analysis we have reviewed and our observations of stock movements, stock prices did not follow fundamentals. And as you can see from the factor analysis above, both price momentum and earnings revisions were not additive to performance. To us, this supports what we observed, which was that it was a “reversion to the mean”
year more than anything else. What we observed is that companies that had disappointing results and cut estimates going forward, and had secular slowdowns in their rates of growth, initially saw their stock prices go down and then they would gradually move back up to the prior levels. Companies that reported better than expected numbers, and raised their growth expectations, would initially see their stocks move up, but then they would gradually drift down to the prior level. Our investment process leads us to sell those companies that report disappointing numbers, if we believe they have lowered their growth rate and that situation will not be a temporary one; we prefer to invest in those companies that are driving consistent or accelerating growth. In a “reversion to the mean” market such as 2023’s, we saw many stocks that we sold because their growth rates had slowed “revert to the mean”, while many companies whose earnings growth was accelerating did not see the appreciation we believe was merited—again we attribute that to “reversion to the mean”.
Some of the underperformance arose from our portfolio positioning in the first half of the year. In the wake of seven Federal Reserve rates hikes in 2022 we expected the economy to slow in the back half of 2023.
Historically, health care and software have outperformed during economic slowdowns; as growth investors, many companies in those sectors had profiles that fit our criteria in terms of revenue and earnings growth and thus we overweighted those sectors. However, both of those sectors came under severe pressure throughout the year, which did not resolve itself until the last two months of the year, and certainly contributed to the underperformance of the portfolio this year. As we observed that the economy was not slowing, early in the back half of 2023, we moved to underweight software and Health Care and overweighted Industrials.
While these shifts were of modest benefit to performance, the continued decline in health care and software in the second half of the year more than outweighed those changes.
Health Care has been a most difficult area for the past 18 months. The combination of higher valuation in medical devices and the unevenness of the recovery in surgeries created extreme volatility both in earnings and in stock prices; in the back half of 2023 concerns over GLP-1 weight loss drugs weighed on the group, with many investors deciding that the advent of these drugs might mean that procedure volumes for hips, knees, hearts, etc., would drop quickly and sharply. This led to fairly significant declines in the values of many of these device stocks through October and into November, and then a strong bounce. By the end of
2023, we believed that valuations had moved into a more “normal” area, and as procedure growth continued
to normalize, many companies continued to see strong results. Thus, we increased our weighting in the health care sector late in the year.
We have examined our process, as we always do, to determine if there is anything we need to focus on or sharpen. While we have not made any major changes, we have focused on understanding the investors in our stocks; the trading environment around the investments we are making; and we are speaking with

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2023
3
our companies, their competitors, and analysts who follow them more frequently, given the volatility of the environment.
As we go forward into 2024, we believe that the investing environment will also return to “normal.”
Fundamentals will matter, as will valuations; companies that can deliver above average earnings growth will be rewarded with above average valuations. We are heartened to see that in January, so far, that has been the case. There have been three very large investment conferences where hundreds of companies have presented; those that have pre-announced strong earnings and revenue growth have seen their stocks outperform.
While the consensus forecast is for earnings growth to return to the small cap sector in 2024, we are aware that the macroeconomic environment may be more challenging—interest rates are higher, although it is anticipated that they will decline, while economic growth may be slower than historical averages, and the world is even more unsettled. Thus, we have focused on companies that we believe have a lot of internal drivers; this means, to us, that the earnings growth is not dependent as much on the economy as it is on the company’s ability to execute its plan. Were a severe recession to occur, the company’s ability to execute might be in question as the macroeconomic headwinds might be just too tough to overcome. While we remain vigilant in watching for any signs that a severe recession is unfolding, we do not see that as likely at the current time and we imagine, were a severe recession to occur, it would present a challenge to the entire stock market.
Our current portfolio positioning is focused on companies and sectors where we believe we will see above average sales growth and operating leverage; companies that have improved their operating margins through restructuring or streamlining their businesses and thus can weather a slowdown better, or companies early in their lifecycle that are in very strong growth modes. These types of companies should see earnings growth above investor expectations as we move through 2024. We are overweight Technology stocks, Consumer stocks, Industrials and Financials. Our technology holdings encompass several stocks we would classify as financials (i.e. specialty finance/payment processors), or industrial technology, but are classified as technology holdings in the indices. We are underweight Energy, and our holdings are centered around internationally focused oil service stocks. In Financials, we have recently added to banks, because we believe that net interest margins may bottom in the first half of 2024, which will provide a tailwind for bank earnings. While we understand the concerns around credit quality issues, those appear to be centered around office real estate and may play out over a number of years; these issues affect banks to varying degrees, depending upon their loan portfolio. We remain underweight Health Care, although we are more favorably disposed as valuations have compressed, particularly on the growth side, after the severe underperformance last year.
As of December 31, 2023, the earnings growth rate of the portfolio for the next 12 months is forecasted at
46.9%, based on Bloomberg; the price/earnings ratio is 25.6x (based on Bloomberg), for a price/earnings multiple to earnings growth, or PEG, ratio of 0.55. Historically, that has been on the low end of the range we have seen. We believe this PEG ratio provides us with some protection, should rates stay “higher for longer” or rates even go up (which is unexpected, granted, but not out of the realm of possibilities) should

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2023
4
inflation prove more intransigent than currently expected. Why? Typically, if interest rates rise, price/earnings multiples compress a bit. The lower the PEG ratio, one could argue, the more likely that the stocks in the portfolio have already experienced some multiple compression and thus would be less likely to see enough multiple compression to hinder returns. Should the companies deliver on the earnings growth forecasted, we believe the portfolio could be very well positioned to deliver alpha.
We continue to look for companies that have one or more of following three components: strong secular trends driving their growth (secular growth stocks); companies that are able to drive growth through their own internal initiatives (structural growth stocks); and those companies that are in the midst of operational improvements/turnarounds (transformational growth).
We have written in the past that we believed the components were in place for smaller cap growth stocks to outperform; while the valuations of smaller growth stocks relative to the larger capitalization companies have been low by historical measures since the end of 2022, we have not seen relative earnings growth of the smaller stocks accelerate relative to the larger capitalization stocks. We believe that 2024 will be the year in which this occurs; generally, you need both discounted valuation and faster earnings growth to start the cycle of outperformance. We also believe that we are just about at the end of the economic disruptions, cost disruptions, supply chain issues, etc., that for many sectors and industries marked the recovery period from
COVID. While it has taken longer and been bumpier than anyone imagined, we believe that going forward, it will be a more traditionally “normal” environment and thus it will be easier for investors to distinguish those companies that have growth strategies and good execution and those that do not.
We continue to work hard on your behalf; we thank you for your investment in the Fund.
Sincerely,
Mary Lisanti , CFA
Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2023
5
the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health Care companies may be affected by government regulations and government healthcare programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
Price/earnings to growth ratio (PEG ratio) is a stock’s price to earnings (P/E) ratio divided by the growth rate of its earnings for a specified time period.
The views in this report were those of the Fund manager as of December 31, 2023, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2023
6
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 441-7031. As stated in the
Fund’s prospectus, the annual operating expense ratio (gross) is 1.67%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2024
(the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund 4.36% 6.79% 6.56%
Russell 2000 Growth Index 18.66% 9.22% 7.16%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2023
7
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 100.1%
Communication Services - 0.7%
15,145 Integral Ad Science Holding
Corp.
(a)
$ 217,937
Consumer Discretionary - 16.0%
6,965 Abercrombie & Fitch Co.
(a)
614,452
5,930 Cava Group, Inc.
(a)
254,871
1,625 Crocs, Inc.
(a)
151,791
6,185 Dave & Buster's Entertainment,
Inc.
(a)
333,062
5,470 Foot Locker, Inc. 170,391
1,805 Meritage Homes Corp. 314,431
11,705 Modine Manufacturing Co.
(a)
698,789
4,430 Ollie's Bargain Outlet Holdings,
Inc.
(a)
336,193
19,855 OneSpaWorld Holdings, Ltd.
(a)
279,956
3,590 Shake Shack, Inc., Class A
(a)
266,091
6,795 Taylor Morrison Home Corp.,
Class A
(a)
362,513
1,740 TopBuild Corp.
(a)
651,212
1,250 Wingstop, Inc. 320,725
3,410 YETI Holdings, Inc.
(a)
176,570
4,931,047
Consumer Staples - 5.4%
5,660 BellRing Brands, Inc.
(a)
313,734
1,080 Duolingo, Inc.
(a)
244,998
3,300 elf Beauty, Inc.
(a)
476,322
4,410 Freshpet, Inc.
(a)
382,612
5,565 Oddity Tech, Ltd.
(a)
258,939
1,676,605
Energy - 1.3%
4,095 Weatherford International PLC
(a)
400,614
Financials - 6.4%
7,115 Pinnacle Financial Partners, Inc. 620,570
11,660 Skyward Specialty Insurance
Group, Inc.
(a)
395,041
11,395 The Bancorp, Inc.
(a)
439,391
10,195 Webster Financial Corp. 517,498
1,972,500
Health-Care - 8.3%
3,935 Amphastar Pharmaceuticals, Inc.
(a)
243,380
3,145 Apellis Pharmaceuticals, Inc.
(a)
188,260
7,780 Axonics, Inc.
(a)
484,149
9,730 Crinetics Pharmaceuticals, Inc.
(a)
346,193
3,655 Cytokinetics, Inc.
(a)
305,156
4,110 Intra-Cellular Therapies, Inc.
(a)
294,358
4,585 Ionis Pharmaceuticals, Inc.
(a)
231,955
25,190 Viking Therapeutics, Inc.
(a)
468,786
2,562,237
Shares Security Description Value
Health-Care Equipment & Services - 10.5%
6,410 Alphatec Holdings, Inc.
(a)
$ 96,855
2,865 CONMED Corp. 313,746
4,845 Evolent Health, Inc., Class A
(a)
160,030
2,415 Inari Medical, Inc.
(a)
156,782
830 Inspire Medical Systems, Inc.
(a)
168,847
2,080 Lantheus Holdings, Inc.
(a)
128,960
19,095 NeoGenomics, Inc.
(a)
308,957
10,910 PROCEPT BioRobotics Corp.
(a)
457,238
10,360 RxSight, Inc.
(a)
417,715
4,630 SI-BONE, Inc.
(a)
97,184
8,910 Tandem Diabetes Care, Inc.
(a)
263,558
8,555 TransMedics Group, Inc.
(a)
675,246
3,245,118
Industrials - 20.3%
3,185 Applied Industrial Technologies,
Inc. 550,018
2,755 Clean Harbors, Inc.
(a)
480,775
1,620 Comfort Systems USA, Inc. 333,185
9,915 Construction Partners, Inc.,
Class A
(a)
431,501
11,230 Core & Main, Inc., Class A
(a)
453,804
4,380 Federal Signal Corp. 336,121
4,536 Fluence Energy, Inc.
(a)
108,184
7,885 Fluor Corp.
(a)
308,855
7,125 FTAI Aviation, Ltd. 330,600
1,050 Herc Holdings, Inc. 156,335
2,960 Huron Consulting Group, Inc.
(a)
304,288
4,585 Kornit Digital, Ltd.
(a)
87,849
7,635 NEXTracker, Inc., Class A
(a)
357,700
1,235 RBC Bearings, Inc.
(a)
351,839
345 Saia, Inc.
(a)
151,186
480 Simpson Manufacturing Co., Inc. 95,030
3,775 SPX Technologies, Inc.
(a)
381,313
3,875 Sterling Infrastructure, Inc.
(a)
340,729
6,250 The AZEK Co., Inc.
(a)
239,062
13,029 Xometry, Inc., Class A
(a)
467,871
6,266,245
Information Technology - 28.3%
3,030 Agilysys, Inc.
(a)
257,005
1,975 Altair Engineering, Inc., Class A
(a)
166,196
2,020 Blackbaud, Inc.
(a)
175,134
7,070 Camtek, Ltd./Israel
(a)
490,517
7,145 Credo Technology Group Holding,
Ltd.
(a)
139,113
8,800 DoubleVerify Holdings, Inc.
(a)
323,664
1,470 Fabrinet
(a)
279,785
13,295 FormFactor, Inc.
(a)
554,534
23,210 Freshworks, Inc.
(a)
545,203
4,820 Gitlab, Inc., Class A
(a)
303,467

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2023
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 28.3% (continued)
5,000 Impinj, Inc.
(a)
$ 450,150
9,925 JFrog, Ltd.
(a)
343,504
3,765 MACOM Technology Solutions
Holdings, Inc.
(a)
349,957
14,560 Nutanix, Inc., Class A
(a)
694,366
6,635 PROS Holdings, Inc.
(a)
257,372
11,930 Q2 Holdings, Inc.
(a)
517,881
4,890 Rambus, Inc.
(a)
333,742
5,985 Rapid7, Inc.
(a)
341,744
7,080 Semtech Corp.
(a)
155,123
1,505 SiTime Corp.
(a)
183,730
6,735 Smartsheet, Inc., Class A
(a)
322,068
8,020 Sprout Social, Inc., Class A
(a)
492,749
1,055 SPS Commerce, Inc.
(a)
204,501
1,200 Super Micro Computer, Inc.
(a)
341,112
10,750 Varonis Systems, Inc.
(a)
486,760
8,709,377
Materials - 2.9%
4,535 Carpenter Technology Corp. 321,078
8,415 Knife River Corp.
(a)
556,905
877,983
Total Common Stock (Cost $26,604,665) 30,859,663
Shares Security Description Value
Money Market Fund - 1.0%
298,633 First American Treasury
Obligations Fund,
Class X, 5.29%
(b)
(Cost $298,633) 298,633
Investments, at value - 101.1% (Cost
$26,903,298) $ 31,158,296
Other Assets & Liabilities, Net - (1.1)% (326,283)
Net Assets - 100.0% $ 30,832,013
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 31,158,296
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 31,158,296
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 0.7%
Consumer Discretionary 15.8%
Consumer Staples 5.4%
Energy 1.3%
Financials 6.3%
Health-Care 8.2%
Health-Care Equipment & Services 10.4%
Industrials 20.1%
Information Technology 28.0%
Materials 2.8%
Money Market Fund 1.0%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023
9
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $26,903,298) $ 31,158,296
Receivables:
Fund shares sold 46,534
Dividends 2,829
From investment adviser 5,267
Prepaid expenses 12,252
Total Assets
31,225,178
LIABILITIES
Payables:
Fund shares redeemed 328,008
Accrued Liabilities:
Fund services fees 16,864
Other expenses 48,293
Total Liabilities
393,165
NET ASSETS
$ 30,832,013
COMPONENTS OF NET ASSETS
Paid-in capital $ 56,958,006
Accumulated loss (26,125,993)
NET ASSETS
$ 30,832,013
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,864,696
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 16.53

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2023
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 160,461
Interest income 4
Total Investment Income
160,465
EXPENSES
Investment adviser fees 512,013
Fund services fees 234,693
Shareholder service fees 107,793
Custodian fees 9,005
Registration fees 23,784
Professional fees 46,124
Trustees' fees and expenses 6,677
Other expenses 71,640
Total Expenses 1,011,729
Fees waived
(286,517)
Net Expenses
725,212
NET INVESTMENT LOSS
(564,747)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 978,903
Net change in unrealized appreciation (depreciation) on investments
986,988
NET REALIZED AND UNREALIZED GAIN
1,965,891
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,401,144

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Years Ended December 31,
2023 2022
OPERATIONS
Net investment loss $ (564,747) $ (774,134)
Net realized gain (loss) 978,903 (30,199,467)
Net change in unrealized appreciation (depreciation) 986,988 (12,386,669)
Increase (Decrease) in Net Assets Resulting from Operations
1,401,144 (43,360,270)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,685,297)
CAPITAL SHARE TRANSACTIONS
Sale of shares 12,474,244 45,579,915
Reinvestment of distributions – 1,255,349
Redemption of shares
(43,517,859) (46,428,689)
Redemption fees
– 2,141
Increase (Decrease) in Net Assets from Capital Share Transactions
(31,043,615) 408,716
Decrease in Net Assets
(29,642,471) (44,636,851)
NET ASSETS
Beginning of Year
60,474,484 105,111,335
End of Year
$ 30,832,013 $ 60,474,484
SHARE TRANSACTIONS
Sale of shares 774,563 2,269,859
Reinvestment of distributions – 75,626
Redemption of shares
(2,728,467) (2,577,880)
Decrease in Shares
(1,953,904) (232,395)

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 15.84 $ 25.95 $ 30.96 $ 21.76 $ 17.71
INVESTMENT OPERATIONS
Net investment loss (a) (0.17) (0.17) (0.38) (0.28) (0.25)
Net realized and unrealized gain
(loss)
0.86 (9.51) 3.32 11.66 4.78
Total from Investment Operations
0.69 (9.68) 2.94 11.38 4.53
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.43) (7.95) (2.18) (0.48)
Total Distributions to Shareholders
– (0.43) (7.95) (2.18) (0.48)
REDEMPTION FEES(a)
– 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 16.53 $ 15.84 $ 25.95 $ 30.96 $ 21.76
TOTAL RETURN
4.36% (37.37)% 10.69% 52.85% 25.62%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 30,832 $ 60,474 $ 105,111 $ 82,925 $ 50,637
Ratios to Average Net Assets:
Net investment loss (1.05)% (0.91)% (1.14)% (1.17)% (1.20)%
Net expenses 1.35% 1.35% 1.35% 1.35% 1.35%
Gross expenses (c) 1.88% 1.67% 1.61% 1.78% 1.98%
PORTFOLIO TURNOVER RATE 475% 347% 264% 314% 252%
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(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
13
Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
14
Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2023, for the Fund’s investments is included in the
Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
15
declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31,
2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparties to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
16
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2024. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the year ended
December 31, 2023 , fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2023, $638,038 is subject to recapture by the Adviser.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 256,950 $ 29,567 $ 286,517

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
17
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2023, totaled $246,085,402 and
$276,227,240, respectively.
Note 6. Federal Income Tax
As of December 31, 2023 , the cost of investments for federal income tax purposes is $27,566,674 and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2023, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and PFICs.
For the year ended December 31, 2023, the Fund had $29,717,615 in short term capital loss carry forwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2023. The following reclassification was the result of net operating loss and has no impact on the net assets of the Fund.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation
$ 3,702,391
Gross Unrealized Depreciation
(110,769)
Net Unrealized Appreciation
$ 3,591,622
2023 2022
Long-Term Capital Gain $ – $ 1,685,297
Capital and Other Losses
$ (29,717,615)
Net Unrealized Appreciation
3,591,622
Total
$ (26,125,993)
Accumulated Loss $ 353,445
Paid-in-Capital (353,445)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
18
To the Shareholders of Lisanti Small Cap Growth Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lisanti Small Cap Growth Fund (the “Fund”), a series of Forum Funds, as of December 31, 2023, the related statements of operations and changes in net assets for the year then ended, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.
The Fund’s financial statement and financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial statement and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2024

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
20
Investment Advisory Agreement Approval
At the September 14, 2023, Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the
Trust pertaining to the Lisanti Small Cap Growth Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the
Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
21
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index and compared to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund (“Peer Group”). The Board observed that the Fund underperformed the
Russell 2000 Growth Index, the Fund’s primary benchmark index, for the one- and three-year periods ended
June 30, 2023, and for the period since the Fund’s inception on February 27, 2004, and outperformed the benchmark for the five- and 10-year periods ended June 30, 2023. The Board noted the Adviser’s representation that the Fund’s underperformance over the one-year period relative to the benchmark could be attributed, at least in part, to sector allocation, and that the Fund’s outperformance over longer periods could be attributed to strong returns generated by individual stock selection, as opposed to overweight or underweight exposure to certain sectors of the market relative to the benchmark.
The Board also observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of the Peer Group for the one-, three-, five-, and 10-year periods ended June 30, 2023. The
Board noted the Adviser’s representations that, although the Peer Group includes an array of funds that are classified as small cap growth funds, similar to the Fund, most of the funds in the Peer Group employ investment strategies that differ from the investment strategy of the Fund insofar as the Fund tends to have a slightly lower market capitalization range and slightly higher growth rate than those of the funds in the Peer
Group, which the Adviser represented can result in the type of performance disparity experienced over longer periods relative to the Peer Group. Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and total expense ratio of the Fund compared to its
Peer Group. The Board observed that, although the Adviser’s advisory fee rate and the Fund’s total expense ratio were each higher than the median of the funds in the Peer Group, the Adviser believed each to be within a reasonable range of the Peer Group median. In addition, the Board noted that the Adviser had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund (subject to certain exceptions) at or below 1.35%. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that, although the Adviser did not maintain separately

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
22
identifiable profit and loss information for the Fund relative to its other advisory businesses, the Adviser believed that its profit margin from the Fund was reasonable considering the services provided and that the
Fund required significantly more attention and resources than other accounts managed by the Adviser. The
Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee in accordance with the contractual expense cap. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset level and the research-intensive nature of the Fund’s investment strategy, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information, and in light of the size of the Fund and the recent decline in the Fund’s assets, the
Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars in connection with Fund trades for the acquisition of research that would benefit not only the Fund, but potentially other clients of the Adviser. The Board concluded that the other benefits received were not a material factor in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
23
risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1,
2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
24
example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information
Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 968.36 $ 6.70 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.40 $ 6.87 1.35%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
25
about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 441-7031.
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-
2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser)
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
26
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity
Theft Prevention Officer
President and Principal
Executive Officer since
2023; Anti-Money
Laundering Compliance
Officer and Identity Theft
Prevention Officer since
2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance
Officer 2008-2016 and
2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - ANR - 1223

Annual Report
DECEMBER 31, 2023

Table of Contents
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 21
Additional Information (Unaudited) 22

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2023
Dear Fellow Shareholder,
2023 will be remembered as a year of several plot lines. The year started with economists calling for a recession; by summer, the consensus shifted to the “higher for longer” (higher inflation and interest rates for longer period) catch phrase; but by
November, the temperature changed to cooling inflation, rate cuts and a “soft landing” scenario. Returns were particularly strong across both stocks and bonds in the fourth quarter as a result.
The early anticipated recession did not materialize; in fact, just the opposite occurred with the S&P 500 Index up 25.67% for the year ended December 31, 2023 (the “year”), leveraging gains from a concentrated group of mega-cap tech stocks. Tech stocks also lifted the MSCI World Index (the “benchmark”), which returned 23.79% on the year. The Polaris Global Value
Fund (the “Fund”) underperformed at 14.77%. Double-digit gains in cyclicals, including information technology (IT), financials, consumer discretionary and industrials, simply didn’t meet the outsized gains of the tech-dominant benchmark.
Absolute detractors were generally limited to stocks in traditionally-defensive sectors, namely health care and utilities.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call (888) 263-5594. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.23%. The Fund’s annual operating expense ratio has been reduced to 0.99%, effective as of January 1, 2014 through April 30, 2024, due to the Adviser’s contractual agreement to waive its fee and/or reimburse expenses to limit Total Annual Fund Operating Expenses. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower.
2023 PERFORMANCE ANALYSIS:
After the “March madness” wrought from Signature and Silicon Valley Bank failures, financials stagnated on default fears through most of 2023. The Fund’s larger bank holdings performed best, including Capital One Financial and JPMorgan
Chase, compared to the smaller community and regional banks. However, by the end of November, financials turned a corner as the Federal Reserve (the “Fed”) shifted its narrative from rate increases to steady rates to possible declines in
2024; the Fund’s smaller banks started to recover.
Among other financial contributors was Puerto Rican bank, Popular, Inc. (“Popular”), which beat street estimates in a strong regional economy. Popular reported better earnings, lower deposit costs and resilient net interest margins. German reinsurers benefitted from a hard market, increasing prices on the backdrop on geopolitical uncertainties, climate change and high inflation. Both also saw better returns from their investment portfolios. flatexDEGIRO AG, an independent online
2023 Annualized As of December 31, 2023
YTD Q IV Q III Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD*
Polaris Global Value Fund 14.77% 12.27% -2.23% 1.70% 2.81% 14.77% 5.23% 8.82% 6.57% 10.87% 7.35% 8.99%
MSCI World Index, net dividends reinvested 23.79% 11.42% -3.46% 6.83% 7.73% 23.79% 7.27% 12.80% 8.60% 10.70% 7.79% 7.09%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2023
brokerage firm in Germany, released strong quarterly results. The company saw its customer base increase year-to-date through September; account growth doubled that of its nearest European competitors.
Four IT holdings, SK Hynix, Samsung Electronics, Microsoft Corp and OpenText posted returns in excess of 40% on the year. We found opportunities to capitalize on the Artificial Intelligence (AI) craze without paying up by investing in “value plays”. Memory chip maker SK Hynix was up more than 85% for the year, noting improvement in dynamic random-access memory pricing and AI demand for its very advanced high bandwidth memory chips -- for which SK Hynix has almost
100% market share. Samsung Electronics capitalized on similar trends. Legacy holding, Microsoft, has already started implementing OpenAI, Bing/ChatGPT integration and promoting an Azure AI platform.
In non-thematic IT news, U.S.-based MKS Instruments (“MKS”) reported better than anticipated quarterly results with good revenues from electronics, packaging and specialty industrial divisions. MKS also announced progress in acquisition integration of Atotech Ltd. Chip and electronic components distributor, Arrow Electronics, continued to see good demand for its services. Market skepticism originally surrounded OpenText’s acquisition of U.K.-based Micro Focus. By February
2023, the deal closed and OpenText reported robust quarterly earnings, with strong cloud bookings and revenue. With concerns assuaged, OpenText’s stock price rebounded.
Among consumer discretionary holdings, Kia Corp. increased its market share in the U.S. and Korea, with electric vehicles and SUVs selling well in select locations. British clothing retailer, Next PLC, reported firmer pricing and revised profit guidance upward on sales growth and increased foot traffic at physical store locations. Sony Corp. offered bullish projections for 2024, highlighting the success of its PlayStation subscriber platform, recovering image sensor business and relaunch of its motion picture division after the Hollywood writers’ strike. U.K. homebuilders had a few consecutive quarters of gains, reporting resilient home prices despite falling volumes on higher interest rates. Homebuilder Bellway PLC deployed defensive business strategies, sitting on net cash and cutting operating costs.
Allison Transmission Holdings (“Allison Transmission”) and Marubeni Corp. (“Marunbeni”) spearheaded industrial sector returns, each posting gains of 40%+ for the year. Allison Transmission was up after the Institute for Supply Management New
Orders Index rose 7% in June. The company released its environmental, social and governance report, which highlighted its outstanding electric vehicle technology innovation and propulsions solutions. Marubeni continued to perform exceptionally well mainly through the first half of the year, attributable to underlying business fundamentals and a boost from Berkshire
Hathaway’s investment. China’s Weichai Power (“Weichai”) noted recovery in the heavy-duty truck (HDT) market, boosted by exports and returning domestic demand. The jump in Weichai’s domestic liquefied natural gas HDT sales is notable, as economics begin to favor gas over diesel due to pricing. Kion Group, partially owned by Weichai, reported increased profitability and free cash flow, driven by a momentum in the industrial trucks and services segment.
In the materials sector, commodity suppliers fared well, ending the year on a high note as the potential for interest rate cuts in 2024 set up to minimize costs of carrying inventories and boost commodity prices in 2024. Anticipation of this trend benefitted copper miners Lundin Mining and Antofagasta, as well as methanol producer Methanex. Canada’s Methanex noted firmer methanol prices on 1) higher oil prices, which act as a key indicator of methanol blending demand, 2) increasing methanol to olefin operating rates, and 3) macro-economic revival in China. The only sector detractor of note was Yara

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2023
International, which posted lackluster quarterly results as farmers awaited lower fertilizer prices. However, given fertilizer application can only be deferred for so long, the company reported stronger demand toward the end of 2023.
Health care stocks have underperformed the global market this year, taking a back seat to big tech and cyclicals. Irish drug maker, Jazz Pharmaceuticals (“Jazz”), had mixed news as its older product, Xyrem, faced generics competition; however,
Jazz’s newer drug, Xywav, is being extended to treat idiopathic hyposomnia. United Therapeutics was embroiled in a patent battle over its vasodilator for pulmonary arterial hypertension. ANI Pharmaceuticals, Inc. is seeking to market a generic version of this vasodilator in the United States. CVS Health Corp. (“CVS”) completed two meaningful acquisitions in the past year (Signify Health and Oak Street Health); although these look to be strategic assets, the market penalized CVS on the premiums paid. We are vigilant in assessing the health care industry, as we realize 2024 is an election year and these companies are often targets for political rhetoric. Additionally, health care costs are increasing due to many staff retirements, while patients are undergoing procedures postponed during the pandemic.
Among the small handful of other decliners were U.S.-based NextEra Energy Inc. (“NextEra”), Tyson Foods and footwear manufacturer, Crocs, Inc. (“Crocs”). NextEra reduced its distribution growth rate to 5%-8%, compared to the previous target of 12%-15% due to higher capital costs for wind and solar projects. Crocs retracted on concerns about overabundant inventory channels amid decelerating demand. Crocs ramped up distribution infrastructure for its newly acquired HeyDude brand; sales have yet to follow. Tyson Foods struggled with high input costs, primarily labor, that couldn’t be fully offset with higher prices. While the company’s prepared foods business remained steady, its pork, chicken and beef businesses fell under pressure.
The following table shows the Fund’s asset allocation at December 31, 2023.
Table may not cross foot due to rounding.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Comm.
Services
Real
Estate Cash
N. America
73.1%
49.8% 4.1% 0.8% 3.5% 4.5% 4.5% 2.3% 7.3% 14.8% 6.7% 1.1% 0.0% 0.0%
Japan
6.0%
6.0% 0.0% 0.0% 0.8% 2.2% 1.4% 0.0% 0.0% 0.0% 0.0% 1.3% 0.2% 0.0%
Other Asia
3.1%
8.8% 0.0% 0.0% 0.0% 1.1% 1.8% 0.0% 0.0% 1.9% 3.2% 0.8% 0.0% 0.0%
Europe
15.6%
28.1% 2.4% 0.0% 3.9% 4.3% 4.6% 2.0% 2.4% 4.7% 0.0% 3.9% 0.0% 0.0%
Scandinavia
2.2%
5.9% 0.0% 0.0% 1.2% 1.8% 0.3% 0.0% 0.0% 2.7% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
0.7% 0.0% 0.0% 0.6% 0.2% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
0.6% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.5%
Portfolio Totals 100.0% 6.5% 0.8% 10.0% 14.2% 12.7% 4.3% 9.8% 24.0% 9.9% 7.1% 0.2% 0.6%
MSCI World Weight 4.5% 2.6% 4.1% 11.1% 10.9% 6.8% 12.1% 15.2% 23.0% 7.2% 2.5% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2023
INVESTMENT ENVIRONMENT AND STRATEGY:
Higher interest rates influenced markets in 2023. Market volatility in the fourth quarter was a function of inflation changes;
expectations in 2024 will remain focused on the same. We believe central banks will target real interest rates at levels around
0.5% for short-term maturities to upwards of 2.0% for 20- and 30-year bonds. If inflation moderates, we believe the nominal rate should follow. We expect consumption of larger cost items, especially those financed with credit, could be resilient in such an environment.
However, there are risks to decelerating inflation, namely wage inflation and shipping interruptions in the supply chain.
Based on our dialogue with management teams worldwide, it appears moderating prices have been helped by destocking.
As inventory reductions turn to rebuilding, it is possible supply chains will tighten up moderating product prices and prices may start to trend up again.
We expect the Fed and other central banks will keep rates at more stabilized levels especially in real, after-inflation terms, departing from the ill-advised period of artificially low or negative real rates. More appropriately priced cost of capital has far-reaching implications, and is particularly beneficial for value stocks. In international markets, value benchmarks have already changed direction. We will watch to see if the U.S. market follows.
While focused on economic factors in our outlook, we are equally vigilant of current geopolitical risks (U.S. presidential race, ongoing warring factions, trade tensions). Last year at this time, we discussed navigating the polycrisis (the simultaneous occurrence of crises). As 2023 turns to 2024, the world continues to be marred by continuous rolling conflicts. We keep macroeconomic events in sight as we update our Fund portfolio, seeking to enhance the risk/return profile with cash-flow generative companies purchased as excellent values. We expect that such positioning will lead to outperformance as we enter 2024.
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2023
As of December 31, 2023 , the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer
Total Market
Value
Publicis Groupe SA 2.0%
Allison Transmission Holdings, Inc. 1.7%
SK Hynix, Inc. 1.6%
Microsoft Corp. 1.5%
Samsung Electronics Co., Ltd. 1.5%
Percentage of
Issuer
Total Market
Value
SLM Corp. 1.5%
Williams Cos., Inc. 1.5%
Vinci SA 1.5%
Webster Financial Corp. 1.5%
Next PLC 1.5%
Polaris Global Value Fund MSCI World Index
2023 14.77% 23.79%
2022 -12.01% -18.14%
2021 15.36% 21.82%
2020 6.68% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
Polaris Global Value Fund MSCI World Index
2006 24.57% 20.07%
2005 10.52% 9.49%
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2023
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
The MSCI World Index measures the performance of a diverse range of global stock markets in the United States, Canada,
Europe, Australia, New Zealand, and the Far East. The MSCI World Index is unmanaged and does include the reinvestment of dividends, net of withholding taxes. The S&P 500 Total Return Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.
The views in this letter were those of the Fund manager as of December 31, 2023 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 263-5594. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.23%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2024 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the year, certain fees were waived and/
or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a
1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Year Ten Year
Polaris Global Value Fund 14.77% 8.82% 6.57%
MSCI World Index 23.79% 12.80% 8.60%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.4%
Canada - 7.2%
39,710 Canadian Tire Corp., Ltd., Class A $ 4,217,193
436,400 Lundin Mining Corp. 3,570,111
90,556 Magna International, Inc. 5,350,462
125,937 Methanex Corp. 5,957,308
141,600 Open Text Corp. 5,951,250
77,658 Toronto-Dominion Bank 5,017,983
30,064,307
Chile - 0.6%
115,000 Antofagasta PLC 2,461,891
China - 1.1%
2,816,000 Weichai Power Co., Ltd. 4,702,650
Colombia - 0.2%
13,700 Tecnoglass, Inc. 626,227
France - 8.1%
153,100 Cie Generale des Etablissements
Michelin SCA 5,486,219
54,107 IPSOS SA 3,389,759
88,976 Publicis Groupe SA 8,250,906
35,300 Teleperformance SE 5,145,915
77,200 TotalEnergies SE 5,249,857
49,853 Vinci SA 6,257,505
33,780,161
Germany - 5.5%
135,400 Daimler Truck Holding AG 5,085,135
189,548 Deutsche Telekom AG 4,551,221
167,400 flatexDEGIRO AG
(a)
2,064,230
24,000 Hannover Rueck SE 5,730,826
13,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,631,647
23,063,059
Ireland - 2.7%
1,036,300 Greencore Group PLC
(a)
1,274,027
33,900 Jazz Pharmaceuticals PLC
(a)
4,169,700
141,352 Smurfit Kappa Group PLC 5,598,915
11,042,642
Italy - 1.5%
282,100 Eni SpA 4,779,741
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,508,159
6,287,900
Japan - 6.0%
355,100 Daicel Corp. 3,440,189
7,300 Daito Trust Construction Co., Ltd. 846,489
119,000 ITOCHU Corp. 4,867,184
166,400 KDDI Corp. 5,294,116
Shares Security Description Value
Japan - 6.0% (continued)
283,700 Marubeni Corp. $ 4,483,869
62,500 Sony Group Corp. 5,944,149
24,875,996
Netherlands - 1.1%
153,000 Koninklijke Ahold Delhaize NV 4,394,047
Norway - 3.8%
244,996 DNB Bank ASA 5,208,627
329,537 SpareBank 1 SR-Bank ASA 4,180,880
158,654 Sparebanken Vest 1,708,358
135,700 Yara International ASA 4,824,343
15,922,208
Puerto Rico - 1.4%
69,600 Popular, Inc. 5,712,072
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
353
Singapore - 1.2%
225,050 United Overseas Bank, Ltd. 4,851,428
South Korea - 6.5%
70,100 Kia Corp.
(a)
5,442,969
28,400 LG Electronics, Inc. 2,244,833
427,515 LG Uplus Corp. 3,395,822
104,584 Samsung Electronics Co., Ltd. 6,374,597
97,000 Shinhan Financial Group Co., Ltd. 3,023,954
61,400 SK Hynix, Inc. 6,745,943
27,228,118
Sweden - 2.1%
119,300 Duni AB, Class A 1,227,769
100,203 Loomis AB 2,658,555
240,300 SKF AB, Class B 4,795,970
8,682,294
Switzerland - 2.8%
26,144 Chubb, Ltd. 5,908,544
54,200 Novartis AG 5,469,299
10,840 Sandoz Group AG
(a)
348,767
11,726,610
United Kingdom - 6.4%
150,684 Bellway PLC 4,932,342
283,625 Inchcape PLC 2,586,694
14,513 Linde PLC 5,960,634
233,470 Mondi PLC 4,575,486
59,028 Next PLC 6,107,987
146,000 Nomad Foods, Ltd.
(a)
2,474,700
26,637,843

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
United States - 41.2%
37,851 AbbVie, Inc. $ 5,865,769
121,900 Allison Transmission Holdings, Inc. 7,088,485
35,000 Arrow Electronics, Inc.
(a)
4,278,750
110,500 Avnet, Inc. 5,569,200
76,400 Berry Global Group, Inc. 5,148,596
14,200 Cambridge Bancorp 985,480
45,800 Capital One Financial Corp. 6,005,296
48,176 Crocs, Inc.
(a)
4,500,120
47,400 Cullen/Frost Bankers, Inc. 5,142,426
55,600 CVS Health Corp. 4,390,176
62,335 Dime Community Bancshares, Inc. 1,678,682
11,100 Elevance Health, Inc. 5,234,316
22,767 General Dynamics Corp. 5,911,907
63,000 Gilead Sciences, Inc. 5,103,630
49,800 Ingredion, Inc. 5,404,794
108,963 International Bancshares Corp. 5,918,870
33,400 JPMorgan Chase & Co. 5,681,340
25,800 M&T Bank Corp. 3,536,664
40,282 Marathon Petroleum Corp. 5,976,238
17,000 Microsoft Corp. 6,392,680
54,600 MKS Instruments, Inc. 5,616,702
57,176 NextEra Energy, Inc. 3,472,870
52,500 Northern Trust Corp. 4,429,950
227,722 NOV, Inc. 4,618,202
46,600 Premier Financial Corp. 1,123,060
351,529 Sally Beauty Holdings, Inc.
(a)
4,668,305
45,900 Science Applications International
Corp. 5,706,288
329,700 SLM Corp. 6,303,864
97,400 The Carlyle Group, Inc. 3,963,206
143,700 The Interpublic Group of Cos., Inc. 4,690,368
81,200 Tyson Foods, Inc., Class A 4,364,500
19,300 United Therapeutics Corp.
(a)
4,243,877
10,868 UnitedHealth Group, Inc. 5,721,676
120,438 Webster Financial Corp. 6,113,433
180,800 Williams Cos., Inc. 6,297,264
171,146,984
Total Common Stock (Cost $309,280,855) 413,206,790
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,312) $ 1.30 05/05/25 21,586
Shares Security Description Value
Money Market Fund - 0.9%
3,788,530 Northern Institutional
Treasury Portfolio
Premier Shares, 5.22%
(c)
(Cost $3,788,530) $ 3,788,530
Investments, at value - 100.3% (Cost $314,070,697) $ 417,016,906
Other Assets & Liabilities, Net - (0.3)% (1,360,316)
Net Assets - 100.0% $ 415,656,590
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $353 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2023.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
10
See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 30,064,307 $ – $ – $ 30,064,307
Chile 2,461,891 – – 2,461,891
China 4,702,650 – – 4,702,650
Colombia 626,227 – – 626,227
France 33,780,161 – – 33,780,161
Germany 23,063,059 – – 23,063,059
Ireland 11,042,642 – – 11,042,642
Italy 6,287,900 – – 6,287,900
Japan 24,875,996 – – 24,875,996
Netherlands 4,394,047 – – 4,394,047
Norway 15,922,208 – – 15,922,208
Puerto Rico 5,712,072 – – 5,712,072
Russia – – 353 353
Singapore 4,851,428 – – 4,851,428
South Korea 27,228,118 – – 27,228,118
Sweden 8,682,294 – – 8,682,294
Switzerland 11,726,610 – – 11,726,610
United Kingdom 26,637,843 – – 26,637,843
United States 171,146,984 – – 171,146,984
Warrants 21,586 – – 21,586
Money Market Fund 3,788,530 – – 3,788,530
Investments at Value $ 417,016,553 $ – $ 353 $ 417,016,906
Common Stock
Balance as of 12/31/22 $ 427
Change in Unrealized Appreciation/(Depreciation) (74)
Balance as of 12/31/23
$ 353
Net change in unrealized depreciation from
investments held as of 12/31/23 $ (74)
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 7.1%
Consumer Discretionary 12.6%
Consumer Staples 4.3%
Energy 6.5%
Financials 24.0%
Health Care 9.7%
Industrials 14.1%
Information Technology 9.8%
Materials 10.0%
Real Estate 0.2%
Utilities 0.8%
Warrants 0.0%
Money Market Fund 0.9%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2023
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $314,070,697) $ 417,016,906
Receivables:
Fund shares sold 388,845
Dividends 1,079,258
Prepaid expenses 12,255
Total Assets
418,497,264
LIABILITIES
Payables:
Investment securities purchased 1,583,425
Fund shares redeemed 532,473
Distributions payable 340,874
Accrued Liabilities:
Investment adviser fees 279,430
Fund services fees 38,410
Other expenses 66,062
Total Liabilities
2,840,674
NET ASSETS
$ 415,656,590
COMPONENTS OF NET ASSETS
Paid-in capital $ 314,410,346
Distributable Earnings 101,246,244
NET ASSETS
$ 415,656,590
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 13,431,437
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 30.95

Polaris Global Value Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2023
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,076,272) $ 10,713,663
Interest income 1,280
Total Investment Income
10,714,943
EXPENSES
Investment adviser fees 3,957,280
Fund services fees 507,443
Custodian fees 45,370
Registration fees 25,103
Professional fees 67,289
Trustees' fees and expenses 14,516
Other expenses 203,694
Total Expenses 4,820,695
Fees waived
(902,989)
Net Expenses
3,917,706
NET INVESTMENT INCOME
6,797,237
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
8,792,109
Foreign currency transactions
(44,232)
Net realized gain
8,747,877
Net change in unrealized appreciation (depreciation) on:
Investments
39,049,648
Foreign currency translations
24,807
Net change in unrealized appreciation (depreciation)
39,074,455
NET REALIZED AND UNREALIZED GAIN
47,822,332
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 54,619,569

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Years Ended December 31,
2023 2022
OPERATIONS
Net investment income $ 6,797,237 $ 7,245,036
Net realized gain (loss) 8,747,877 (9,294,904)
Net change in unrealized appreciation (depreciation) 39,074,455 (57,417,474)
Increase (Decrease) in Net Assets Resulting from Operations
54,619,569 (59,467,342)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(6,875,779) (13,386,981)
CAPITAL SHARE TRANSACTIONS
Sale of shares 8,920,743 32,157,816
Reinvestment of distributions 6,534,905 12,567,826
Redemption of shares
(39,617,690) (72,602,443)
Redemption fees
4,775 6,186
Decrease in Net Assets from Capital Share Transactions
(24,157,267) (27,870,615)
Increase (Decrease) in Net Assets
23,586,523 (100,724,938)
NET ASSETS
Beginning of Year
392,070,067 492,795,005
End of Year
$ 415,656,590 $ 392,070,067
SHARE TRANSACTIONS
Sale of shares 314,141 1,114,016
Reinvestment of distributions 211,144 450,865
Redemption of shares
(1,392,511) (2,540,996)
Decrease in Shares
(867,226) (976,115)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 27.42 $ 32.26 $ 29.12 $ 27.72 $ 23.41
INVESTMENT OPERATIONS
Net investment income (a) 0.49 0.50 0.48 0.32 0.62
Net realized and unrealized gain (loss)
3.56 (4.37) 3.97 1.53 4.72
Total from Investment Operations
4.05 (3.87) 4.45 1.85 5.34
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.52) (0.43) (0.50) (0.34) (0.68)
Net realized gain
– (0.54) (0.81) (0.11) (0.35)
Total Distributions to Shareholders
(0.52) (0.97) (1.31) (0.45) (1.03)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 30.95 $ 27.42 $ 32.26 $ 29.12 $ 27.72
TOTAL RETURN
14.77% (12.01)% 15.36% 6.68% 22.79%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 415,657 $ 392,070 $ 492,795 $ 450,739 $ 468,882
Ratios to Average Net Assets:
Net investment income 1.72% 1.74% 1.47% 1.34% 2.35%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.22% 1.23% 1.21% 1.24% 1.23%
PORTFOLIO TURNOVER RATE 14% 19% 19% 57% 10%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2023, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of December 31, 2023, if any, are disclosed in the Fund’s
Schedule of Investments.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of December 31, 2023, if any, are disclosed in the Fund’s
Schedule of Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2024. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the year ended December 31,
2023, fees waived were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2023, were $52,823,941 and $65,061,035, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the year ended
December 31, 2023, for any derivative type that was held during the year is as follows:
The Fund’s use of derivatives during the year ended December 31, 2023, was limited to purchased options.
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 850,489 $ 52,500 $ 902,989
Purchased Options $ 497,574

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
Realized and unrealized gains and losses on derivative contracts during the year ended December 31, 2023, by the Fund are recorded in the following locations on the Statement of Operations:
Note 7. Federal Income Tax
As of December 31, 2023, the cost of investments for federal income tax purposes is $314,416,992 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2023, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to passive foreign investment company transactions, wash sales, and return of capital on equity securities.
During the year ended December 31, 2023, the Fund utilized $8,642,753 of capital loss carryforwards to offset capital gains.
As of December 31, 2023, the Fund had $1,726,731 of available short-term capital loss carryforwards that have no expiration date.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Location: Equity Contracts
Net realized gain (loss) on:
Investments $ (497,574)
Total net realized gain (loss) $ (497,574)
Gross Unrealized Appreciation
$ 123,299,376
Gross Unrealized Depreciation
(20,699,462)
Net Unrealized Appreciation
$ 102,599,914
2023 2022
Ordinary Income $ 6,875,779 $ 6,534,852
Long-Term Capital Gain – 6,852,129
$ 6,875,779 $ 13,386,981
Undistributed Ordinary Income
$ 387,472
Capital Loss Carryforward
(1,726,731)
Other Accumulated Losses
(14,411)
Net Unrealized Appreciation
102,599,914
Total
$ 101,246,244

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Polaris Global Value Fund and
the Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Polaris
Global Value Fund (the “Fund”), a series of Forum Funds, as of December 31, 2023, the related statements of operations and changes in net assets for the year then ended, the related notes, and the financial highlights for the year then ended
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United
States of America.
The Fund’s financial statement and financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial statement and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2024

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2023
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2023
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
July 1, 2023 through December 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,097.67 $ 5.23 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2023
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 49.14 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD)
and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 263-5594 or visit the Fund's website at www.polarisfunds.com.
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom House
(a NGO advocating political freedom
and democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser) 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2023
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

INTENTIONALLY LEFT BLANK

INTENTIONALLY LEFT BLANK

Annual Report
DECEMBER 31, 2023
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-ANR-1223

BEEHX
Annual Report
December 31, 2023

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of December 31, 2023
and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
The Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments. Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 2
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Report of Independent Registered Public Accounting Firm 12
Additional Information (Unaudited) 13

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2023
1
Dear Shareholders:
In past letters and market commentaries we have discussed the pointlessness of the myriad stock market prognostications upon which the news media seems to focus. The new year brings a fresh set of predictions, which are likely to prove as uninformed as the previous year’s.
Stock market performance of fiscal year 2023 (the “period”) seems to have caught many investors by surprise. A year ago, market participants were licking their wounds after the 2022 sell-off. The coordinated monetary tightening by global central banks had left many of the market’s most beloved stocks battered at the start of the year. The consensus expectation was that rising interest rates would make a recession an inevitability and, in turn, prove a challenge to equities.
This pessimism proved to be entirely misplaced. The S&P 500
1
rose over the period in spite of regional bank collapses, war breaking out in the Middle East and continuing in Ukraine, and the Federal Reserve remaining hawkish. By year’s end, what started as a narrow rally in mega-cap tech stocks such as Meta, Apple, Amazon, Alphabet, Microsoft, Nvidia and Tesla (the "Magnificent
Seven"), broadened somewhat to include other sectors in the S&P 500.
While a greater number of stocks participated in the fourth quarter market runup, with many delivering what should be considered terrific annual returns, their performance paled in comparison to the performance of the Magnificent Seven. The concentration of the
2023 market is best exemplified by the performance of the three widely followed indexes: the NASDAQ Composite
2
rising 43%; the
S&P 500 gaining 24%; and the Equal Weight S&P 500
3
advancing 14%. The latter index captures the average return of each stock in the benchmark as opposed to emphasizing the very largest. The holdings of many, if not most investors are diversified beyond just five or ten of the largest capitalization stocks. The exceptional returns that the NASDAQ Composite delivered may leave an investor with a more traditionally diversified portfolio disappointed.
We continue our cautious optimism as we concern ourselves with individual companies, as opposed to the market as a whole. We believe that there are certain identifiable excesses. For instance, it is astonishing that the Magnificent Seven make up a larger share of global markets (as measured by the MSCI All Country World Index
4
) than all the stocks from the U.K., China, France, and Japan combined. With inflation cooling significantly and the economy slowing reasonably, we expect our companies will continue to deliver solid earnings.
Fiscal year 2023 was an exceptionally strong one for the S&P 500 (the “benchmark”). The BeeHive Fund (the “Fund”) produced an above historical average absolute return of 20.75% but still trailed the benchmark by 600 basis points
5
. Most of that (550 basis
points) came in the fourth quarter. Holdings such as Microsoft, Apple, Alphabet, Adobe and Take Two Interactive were significant contributors to returns. Performance was negatively impacted by approximately 2% by a larger than normal cash position. Our cash holding does not reflect a market-timing decision, rather, it was a result of our sell discipline. We sell stocks when they reach our estimate of full valuation, whether or not we have identified an attractive replacement. Shorter term underperformance of long-term winners such as Thermo Fisher Scientific, Chubb and Aon also negatively impacted relative returns.
Taxable shareholders should note that the Fund’s low-turnover approach once again resulted in minimal long-term capital gains distributions ($0.47 or approximately 2%) and no short-term capital gains distribution.
Regards,
Cannell & Spears
Past performance does not guarantee future results. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of
Investments for complete fund holdings. Indexes are unmanaged and it is not possible to invest directly in an index.
1
The S&P 500 Index is a market-capitalization-weighted index of 500 publicly traded, large U.S. companies.
2
NASDAQ Composite Index is a market-capitalization-weighted index of more than 2,500 stocks listed on the Nasdaq stock exchange.
3
The Equal Weight S&P 500 is the equal-weight version of the S&P 500. It includes the same constituents as the capitalization weighted S&P 500, but each company in the Equal Weight S&P 500 is allocated a fixed weight.
4
The MSCI All Country World Index is a stock index designed to track broad global equity-market performance and is made up of over 2,900 constituents from across 23 countries.
5
A basis point is equivalent to one hundredth of one percent.

The BeeHive Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2023
2
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund (the “Fund”)
compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses.
The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
in The BeeHive Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 684-4915. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 0.98%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% of the Fund’s average daily net assets through April
30, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may recoup from the
Fund fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Year Ten Year
The BeeHive Fund 20.75% 13.22% 7.58%
S&P 500® Index 26.29% 15.69% 12.03%

The BeeHive Fund
SCHEDULE OF INVESTMENTS
December 31, 2023
3
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. The Level 2 value displayed in this table includes U.S. Treasury Securities.
Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 89.0%
Communication Services - 13.3%
49,235 Alphabet, Inc., Class A
(a)
$ 6,877,637
45,020 Alphabet, Inc., Class C
(a)
6,344,668
98,520 Comcast Corp., Class A 4,320,102
23,184 Take-Two Interactive Software, Inc.
(a)
3,731,465
21,273,872
Consumer Discretionary - 3.5%
13,518 Aptiv PLC
(a)
1,212,835
56,513 Restaurant Brands International, Inc. 4,415,361
5,628,196
Consumer Staples - 7.3%
81,940 Mondelez International, Inc., Class A 5,934,914
49,750 Nestle SA, ADR 5,752,593
11,687,507
Financials - 20.9%
15,320 Aon PLC, Class A 4,458,426
11,720 Berkshire Hathaway, Inc., Class B
(a)
4,180,055
28,802 Chubb, Ltd. 6,509,252
55,653 Fidelity National Information Services, Inc. 3,343,076
30,613 Fiserv, Inc.
(a)
4,066,631
42,950 Intercontinental Exchange, Inc. 5,516,069
31,610 JPMorgan Chase & Co. 5,376,861
33,450,370
Health Care - 9.9%
15,000 Danaher Corp. 3,470,100
10,352 Elevance Health, Inc. 4,881,589
14,100 Thermo Fisher Scientific, Inc. 7,484,139
15,835,828
Industrials - 0.3%
5,000 Veralto Corp. 411,300
Information Technology - 25.1%
8,204 Adobe, Inc.
(a)
4,894,506
8,500 Analog Devices, Inc. 1,687,760
46,920 Apple, Inc. 9,033,508
48,576 Microsoft Corp. 18,266,519
59,860 Oracle Corp. 6,311,040
40,193,333
Materials - 6.3%
61,030 Berry Global Group, Inc. 4,112,811
37,223 Crown Holdings, Inc. 3,427,866
22,217 Franco-Nevada Corp. 2,461,866
10,002,543
Real Estate - 2.4%
28,530 Prologis, Inc. REIT 3,803,049
Total Common Stock (Cost $53,419,683) 142,285,998
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 8.7%
U.S. Treasury Securities - 8.7%
$ 14,000,000 U.S. Treasury
Bill
(b)
(Cost
$13,923,525) 5.24%  02/08/24 13,924,251
Shares Security Description Value
Money Market Fund - 2.4%
3,874,067 First American Treasury Obligations Fund,
Class X, 5.29%
(c)
(Cost $3,874,067)  $ 3,874,067
Investments, at value - 100.1% (Cost $71,217,275) $ 160,084,316
Other Assets & Liabilities, Net - (0.1)% (130,618)
Net Assets - 100.0% $ 159,953,698
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 146,160,065
Level 2 - Other Significant Observable Inputs 13,924,251
Level 3 - Significant Unobservable Inputs –
Total $ 160,084,316
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 13.3%
Consumer Discretionary 3.5%
Consumer Staples 7.3%
Financials 20.9%
Health Care 9.9%
Industrials 0.3%
Information Technology 25.1%
Materials 6.2%
Real Estate 2.4%
U.S. Government & Agency Obligations 8.7%
Money Market Fund 2.4%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023
4
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $71,217,275) $ 160,084,316
Receivables:
Dividends 132,787
Prepaid expenses 5,313
Total Assets
160,222,416
LIABILITIES
Payables:
Distributions payable 115,667
Accrued Liabilities:
Investment advisor fees 93,714
Fund services fees 19,138
Other expenses 40,199
Total Liabilities
268,718
NET ASSETS
$ 159,953,698
COMPONENTS OF NET ASSETS
Paid-in capital $ 71,050,840
Distributable Earnings 88,902,858
NET ASSETS
$ 159,953,698
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,780,566
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 20.56

The BeeHive Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023
5
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $80,289) $ 1,780,048
Interest income 642,063
Total Investment Income
2,422,111
EXPENSES
Investment advisor fees 1,131,106
Fund services fees 219,418
Custodian fees 15,280
Registration fees 7,270
Professional fees 58,919
Trustees' fees and expenses 8,833
Other expenses 53,893
Total Expenses 1,494,719
Fees waived and expenses reimbursed
(10,342)
Net Expenses
1,484,377
NET INVESTMENT INCOME
937,734
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 3,826,151
Net change in unrealized appreciation (depreciation) on investments
23,290,556
NET REALIZED AND UNREALIZED GAIN
27,116,707
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 28,054,441

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
6
See Notes to Financial Statements.
For the Years Ended December 31,
2023 2022
OPERATIONS
Net investment income $ 937,734 $ 178,054
Net realized gain 3,826,151 2,894,304
Net change in unrealized appreciation (depreciation) 23,290,556 (35,850,629)
Increase (Decrease) in Net Assets Resulting from Operations
28,054,441 (32,778,271)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(4,469,001) (2,894,843)
CAPITAL SHARE TRANSACTIONS
Sale of shares 965,291 1,643,851
Reinvestment of distributions 3,908,031 2,532,217
Redemption of shares
(4,557,308) (8,045,891)
Increase (Decrease) in Net Assets from Capital Share Transactions
316,014 (3,869,823)
Increase (Decrease) in Net Assets
23,901,454 (39,542,937)
NET ASSETS
Beginning of Year
136,052,244 175,595,181
End of Year
$ 159,953,698 $ 136,052,244
SHARE TRANSACTIONS
Sale of shares 50,733 83,365
Reinvestment of distributions 192,003 140,053
Redemption of shares
(229,734) (403,858)
Increase (Decrease) in Shares
13,002 (180,440)

The BeeHive Fund
FINANCIAL HIGHLIGHTS
December 31, 2023
7
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 17.52 $ 22.09 $ 19.32 $ 17.00 $ 13.10
INVESTMENT OPERATIONS
Net investment income (a) 0.12 0.02 0.02 0.04 0.24
Net realized and unrealized gain (loss)
3.51 (4.21) 3.97 2.61 4.50
Total from Investment Operations
3.63 (4.19) 3.99 2.65 4.74
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.12) (0.02) (0.02) (0.04) (0.24)
Net realized gain
(0.47) (0.36) (1.20) (0.29) (0.60)
Total Distributions to Shareholders
(0.59) (0.38) (1.22) (0.33) (0.84)
NET ASSET VALUE, End of Year
$ 20.56 $ 17.52 $ 22.09 $ 19.32 $ 17.00
TOTAL RETURN
20.75% (19.02)% 20.79% 15.59% 36.28%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 159,954 $ 136,052 $ 175,595 $ 149,688 $ 134,415
Ratios to Average Net Assets: (b)
Net investment income 0.62% 0.12% 0.08% 0.23% 1.49%
Net expenses 0.98% 0.98% 0.97%(c) 0.98% 0.98%
Gross expenses 0.99%(d) 0.98% 0.97% 0.99%(d) 0.98%(d)
PORTFOLIO TURNOVER RATE 6% 14% 14% 22% 10%
(a) Calculated based on average shares outstanding during each year.
(b) The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(c) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
8
Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
9
limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2023, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed. As of December 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparties to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
10
The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets. The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% of the Fund’s average daily net assets through April 30, 2024 (the “Expense Cap”).
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if the recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. As of December 31, 2023 , $10,342 is subject to recapture by the Advisor. Refer to the Statement of Operations to see
what was recouped during the year.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2023 totaled $7,681,605 and $12,589,910, respectively.
Note 6. Federal Income Tax
As of December 31, 2023, the cost of investments for federal income tax purposes is $71,237,254, and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2023 , distributable earnings on a tax basis were as follows:
Gross Unrealized Appreciation
$ 88,870,002
Gross Unrealized Depreciation
(22,940)
Net Unrealized Appreciation
$ 88,847,062
2023 2022
Ordinary Income $ 934,337 $ 182,044
Long-Term Capital Gain 3,534,664 2,712,799
$ 4,469,001 $ 2,894,843
Undistributed Long-Term Gain
$ 55,796
Net Unrealized Appreciation
88,847,062
Total
$ 88,902,858

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
11
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales.
Note 7. Subsequent Events
At a meeting of the Board held on December 14, 2023, in anticipation of a merger transaction (“Transaction”) between the Advisor and Cannell & Co. (“Cannell”), whereby owners of the Advisor and Cannell would become owners of a combined entity, Cannell &
Spears LLC (“Cannell & Spears”), the Board appointed Cannell & Spears as the Fund’s investment adviser pursuant to an interim advisory agreement between the Trust, on behalf of the Fund, and Cannell & Spears (the “Interim Agreement”), effective upon the close of the Transaction. The Interim Agreement allows Cannell & Spears to serve as the investment advisor to the Fund under terms identical to those provided under the original investment agreement in place with the Advisor, except for the termination provisions.
The Interim Agreement will remain in effect until the earlier of (i) 150 days from January 1, 2024 and (ii) the date that the Fund’s shareholders approve a new investment advisory agreement for the Fund.
At the December 14, 2023 meeting, the Board also approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Cannell & Spears (the “New Agreement”) and determined to submit the New Agreement to the Fund’s shareholders for their approval. The New Agreement will replace the Interim Agreement if the shareholders approve the New Agreement at the special meeting of shareholders scheduled to take place on or about March 1, 2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
12
To the Shareholders of The BeeHive Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The BeeHive Fund
(the “Fund”), a series of Forum Funds, as of December 31, 2023, the related statements of operations and changes in net assets for the year then ended, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statement and financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial statement and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2024

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
13
September Investment Advisory Agreement Approval
At the September 14, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between Spears Abacus Advisors LLC (the “Adviser”) and the Trust pertaining to the Fund
(the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the
Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The
Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the
Board received an oral presentation from the Adviser and was assisted by the advice of independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (ii) the costs of the services provided and profitability to the Adviser with respect to its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the
Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the
Fund’s investments, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the staffing and experience and the financial strength necessary to continue providing high quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed its primary benchmark, the S&P 500 Index, for the one-, three-, five-, and 10-year periods ended June 30, 2023, and for the period since the Fund’s inception on September 2, 2008. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and
10-year periods ended June 30, 2023.
The Board noted the Adviser’s representation that the Fund’s relative underperformance could be attributed, at least in part, to underweight exposure relative to the benchmark and peers during the most recent one-year period to the energy sector, which outperformed during the period. The Board also noted the Adviser’s representation that the investment process for the Fund is focused on identifying high quality businesses with durable profit growth and that, in periods of strong economic growth and exuberant investor sentiment, such as the market environment of the last several years, these attributes tend to be out of favor in the market. The Board considered the Adviser’s explanation that, in 2019, when there were concerns about economic growth and the
U.S. Federal Reserve cut interest rates, the Fund outperformed its benchmark for the one-year period ended December 31, 2019.
Finally, the Board noted the Adviser’s representation that, based on the Adviser’s communications with Fund shareholders and the predominantly taxable shareholder base, the Adviser remained sensitive to the tax implications of portfolio turnover, which, in certain cases, has led to holding investments with unrealized capital gains that current market sentiment indicates were overvalued

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
14
relative to alternatives in the market. The Board observed that the Fund’s tax sensitivity could, and had, resulted in differences in the performance of the Fund compared to its peers and benchmark. The Board noted the Adviser’s representation that the Fund’s shareholders with whom the Adviser had communicated consistently and repeatedly expressed comfort with and confidence in the investment approach for the Fund.
Based on the foregoing, including the Adviser’s representations regarding the Fund’s performance and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and actual total expense ratios of the Fund compared to its Strategic Insight peer group. The Board observed that, although the net advisory fee for the Fund was higher than the median of the Strategic Insight peer group, it was within a reasonable range. The Board also observed that the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group. In addition, the Board noted that the Adviser had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund (subject to certain exceptions) at or below 0.99%. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Adviser indicating its profitability and expenses from overall operations and the Adviser’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Adviser, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale if Fund assets were to increase but that, in light of the Fund’s relatively low asset level and because the
Adviser was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-
upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
15
December Investment Advisory Agreement Approval
At a meeting held on December 14, 2023, the Board of Forum Funds, including the Independent Trustees, considered the approval of an interim investment advisory agreement (“Interim Agreement”) and a new investment advisory agreement (“New Agreement,”
and together, the “Agreements”) between Cannell & Spears LLC (the “Advisor”) and the Trust, on behalf of the Fund. The
Agreements were being considered in anticipation of the termination of the original agreement between Spears Abacus Advisors
LLC (“Spears”) and the Trust, on behalf of the Fund (the “Original Agreement”), due to a prospective change in control of Spears in connection with a strategic merger (the “Transaction”) with Cannell & Co., resulting in the renaming of the Advisor.
In preparation for its deliberations in considering the Agreements, the Board requested and reviewed a memorandum from the
Advisor with respect to the Transaction. In addition, the Board considered information provided by Spears, as the Fund’s predecessor investment adviser, at regularly scheduled meetings during the past year. The Board noted that the Original Agreement was most recently renewed for another annual term at a meeting of the Board held on September 14, 2023 (the “September meeting”) and that the Advisor represented that the information provided by Spears in support of the renewal of the Original Agreement concerning personnel, operations, financial condition and services to be provided to the Fund remains unchanged. The Board discussed the materials with Fund counsel and, as necessary, with the Fund’s administrator. The Board also reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. During its deliberations, the Board received an oral presentation from senior representatives of the Advisor and was assisted by the advice of independent Trustee counsel.
At the meeting, the Board discussed, among other things, the terms of the Transaction and the Agreements, and considered their possible effects on the Fund and its shareholders. In connection with the Board’s approval of the Agreements, the Board considered, among others, the following factors but did not identify any single factor as being of paramount importance:
(1) Assurances from the Advisor that the way that the Fund is managed will not change; that the personnel who currently manage the Fund will continue to do so after the Transaction; and that there is not expected to be any diminution in the nature, quality, and extent of services provided to the Fund;
(2) The advisory fee rate under the Interim Agreement and New Agreement will be identical to the advisory fee rate under the
Original Agreement, and the Advisor had contractually agreed and would continue to contractually agree to waive its fees or to reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund at or below their current level for at least two years following the Transaction;
(3) That the shareholders of the Fund will not bear any costs relating to the Transaction;
(4) Information and representations provided by Advisor regarding the Transaction; and
(5) Other factors described in greater detail below.
Nature, Extent and Quality of Services
The Board recalled that the Original Agreement was most recently renewed for another one-year term at the September meeting, at which time the Board evaluated the nature, extent and quality of services provided to the Fund. The Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Advisor who, under the Original Agreement had, and under the Agreements would continue to have, principal responsibility for the Fund’s investments. The Board also considered the investment philosophy and decision-making process of those individuals and the capability and integrity of the Advisor’s senior management and staff.
The Board also considered the adequacy of the Advisor’s resources. The Board noted Spears’ representations that the Transaction is expected to advance the firm’s strategic growth initiatives and to have no adverse impact on Spears’ stable financial condition. The
Board also acknowledged the Advisor’s representation that it has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. In this regard, among other considerations, the Board also noted that certain key members of Spears, including those responsible for the overall direction and day-to-day management of the firm, will remain employees of the Advisor and that the Fund will be managed in exactly the same manner following the
Transaction. Based on the presentation and the materials provided by the Advisor in connection with the Board’s consideration of

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
16
the approval of the Agreements, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Interim Agreement and New Agreement.
Performance
The Board referenced the information provided by the Advisor regarding the Fund’s performance, including information as presented by Spears at the September meeting, and noted that the same portfolio managers that managed the Fund at Spears would continue to manage the Fund at the Advisor. The Board reviewed the performance of the Fund over the one-, three-, five-, and 10-
year periods ended June 30, 2023, and for the period since the Fund’s inception through June 30, 2023 compared to its benchmark index, the S&P 500 Index. The Board also considered the Fund’s performance over the one-, three-, and five-year periods ended
June 30, 2023 relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund. The Board considered the Advisor’s explanation that the Fund’s relative underperformance to the benchmark index and the Strategic Insight peer group could be attributed, at least in part, to the Fund’s underweight exposure to certain outperforming companies and sectors, relative to each of the benchmark and Strategic Insight peers, during the most recent one-year period ended June 30, 2023. The Board also noted Spears’ representation that its tax-sensitive management of the Fund was believed to have resulted in differences in the performance of the Fund over longer time periods compared to its peers and benchmark. Based on the foregoing, including the Advisor’s representations regarding the Fund’s performance and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Advisor’s continued management of the Fund under the Interim Agreement and New Agreement.
Compensation
The Board reviewed the Advisor’s proposed compensation under the Agreements for providing advisory services to the Fund and considered the comparative information presented at the September meeting, which compared the net advisory fee rate and actual total expense ratio of the Fund compared to those of its Strategic Insight peer group. At the September meeting, the Board observed that, although the net advisory fee rate for the Fund was higher than the median of the Strategic Insight peer group, it was believed to be within a reasonable range. At the September meeting, the Board also observed that the Fund’s actual total expense ratio was lower than the median of the Strategic Insight peer group. At the December meeting, the Board observed that the advisory fee rate under the Interim Agreement and New Agreement would be identical to the advisory fee rate under the Original Agreement and that the Advisor had contractually agreed to waive its fees or to reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund at or below their current level for at least two years following the Transaction. Based on the foregoing and other applicable considerations, the Board concluded that the Advisor’s advisory fee rate to be charged to the Fund under the Interim
Agreement and New Agreement would be reasonable.
Cost of Services and Profitability
The Board considered information regarding the costs of services and the Advisor’s anticipated profitability with respect to the
Fund, including, in particular, the information presented by Spears at the September meeting. In this regard, the Board considered the Advisor’s representation that the resources devoted to the Fund, as well as the costs and profitability of the Fund remain the same as presented by Spears in connection with the September 2023 renewal. Based on applicable considerations, the Board concluded that the Advisor’s costs of services and anticipated profits attributable to management of the Fund under the Interim Agreement and
New Agreement would be reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale under the Agreements. In this regard, the Board considered the Fund’s fee structure, asset size and net expense ratio. The Board noted the Advisor’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that the Fund has a relatively low asset level and that the Advisor will continue to waive a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap. Based on the foregoing and other applicable considerations, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the approval of the Agreements at current fee levels.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
17
Other Benefits
The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it will not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Advisor from its relationship with the Fund were not a material factor to consider in approving the Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Interim Agreement and New Agreement, was fair and reasonable in light of the services to be performed, the expenses to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at the September meeting.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
18
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (“DRD”) and 100.00 % for the qualified dividend rate (“QDI”) as defined in Section 1(h)(11) of the Code. The Fund also designates 24.97% as qualified interest income exempt from U.S. tax for foreign shareholders (“QII”). The Fund paid long-term capital gain dividends of $3,534,664.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2023 through December 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 684-4915.
Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,046.70 $ 5.06 0.98%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.30 $ 4.99 0.98%
* Expenses are equal to the Fund’s net annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2023
19
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom House
(a NGO advocating political freedom
and democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser) 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-ANR-1223

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,900 in 2022 and $47,100 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,000 in 2022 and $9,900 in 2023. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 29, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 29, 2024